S000019853 [Member] Expense Example - Variable Portfolio - Partners Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,124
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,413
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	$ 1,275